PROPERTY, PLANT AND EQUIPMENT (Detail Textuals) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,246	33,016	27,791	24,449